BORROWINGS - Committed credit facilities (Details) £ in Millions, $ in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings		£ 8,858	£ 9,456
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		0	£ 0
Credit facility maturing September 2026
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities		£ 900
Credit facility maturing September 2024
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities | $	$ 1,300